Semi-Annual Report 2001






                                                                   Balanced Fund
                                                                     Equity Fund
                                                              Small Company Fund
                                                       International Equity Fund

                                                              September 30, 2001
                                                                     (Unaudited)












      [Logo here]

BROWN CAPITAL MANAGEMENT





     This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

     For more information about the Funds, including charges and expenses, call the Funds for a free prospectus. You should read the prospectus carefully before you invest or send money.

     Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 73.08%

      Banks - Money Centers - 4.19%
           Citigroup Inc. ............................................................                  6,866            $   278,073
        (a)Concord EFS, Inc. .........................................................                  1,900                 93,100
           J.P. Morgan Chase &  Co. ..................................................                  3,569                121,703
                                                                                                                         -----------
                                                                                                                             492,876
                                                                                                                         -----------

      Communications Equipment - 1.50%
        (a)Nokia Oyj - ADR ...........................................................                 11,200                176,288
                                                                                                                         -----------

      Computer Software & Services - 4.90%
        (a)Compuware Corporation .....................................................                  8,600                 71,638
           Intuit Inc. ...............................................................                  4,200                150,360
        (a)Microsoft Corporation .....................................................                  4,300                220,031
        (a)Oracle Corporation ........................................................                 10,700                134,606
                                                                                                                         -----------
                                                                                                                             576,635
                                                                                                                         -----------
      Computers - Hardware - 2.44%
           International Business Machines Corporation ...............................                  2,400                221,520
        (a)Sun Microsystems, Inc. ....................................................                  7,900                 65,333
                                                                                                                         -----------
                                                                                                                             286,853
                                                                                                                         -----------
      Computers - Networking - 1.12%
        (a)Cisco Systems, Inc. .......................................................                 10,800                131,544
                                                                                                                         -----------

      Computers - Peripherals - 0.41%
        (a)EMC Corporation ...........................................................                  4,100                 48,175
                                                                                                                         -----------

      Data Processing - 3.26%
           Equifax Inc. ..............................................................                  9,625                210,787
        (a)Fiserv, Inc. ..............................................................                  5,070                172,938
                                                                                                                         -----------
                                                                                                                             383,725
                                                                                                                         -----------
      Distributors - Food & Health - 3.07%
           Cardinal Health, Inc. .....................................................                  3,537                261,561
           Walgreen Company ..........................................................                  2,900                 99,847
                                                                                                                         -----------
                                                                                                                             361,408
                                                                                                                         -----------
      Electric Companies - 2.12%
           Duke Energy Corporation ...................................................                  6,600                249,810
                                                                                                                         -----------

      Electrical Equipment - 3.26%
           General Electric Company ..................................................                  8,765                326,058
        (a)Solectron Corporation .....................................................                  5,000                 58,250
                                                                                                                         -----------
                                                                                                                             384,308
                                                                                                                         -----------
      Electronics - Components - 1.63%
        (a)Flextronics International, Ltd. ...........................................                  6,300                104,202
        (a)SCI Systems, Inc. .........................................................                  4,900                 88,200
                                                                                                                         -----------
                                                                                                                             192,402
                                                                                                                         -----------

                                                                                                                         (Continued)
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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Electronics - Semiconductor - 4.44%
        (a)Altera Corporation ..........................................................                 5,700           $    93,993
        (a)Applied Materials, Inc. .....................................................                 1,800                51,192
        (a)Atmel Corporation ...........................................................                14,982               100,080
        (a)Conexant Systems, Inc. ......................................................                 4,100                34,030
           Intel Corporation ...........................................................                 5,700               116,223
           Texas Instruments Incorporated ..............................................                 3,400                84,932
        (a)Xilinx, Inc. ................................................................                 1,800                42,354
                                                                                                                         -----------
                                                                                                                             522,804
                                                                                                                         -----------
      Financial - Banks, Major Regional - 1.52%
           Mellon Financial Corporation ................................................                 5,550               179,432
                                                                                                                         -----------

      Financial - Diversified - 2.31%
           USA Education Inc. ..........................................................                 3,275               271,530
                                                                                                                         -----------

      Health Care - Diversified - 3.03%
           Johnson & Johnson ...........................................................                 6,450               356,685
                                                                                                                         -----------

      Health Care - Drugs & Pharmaceuticals - 3.74%
           Merck & Co., Inc. ...........................................................                 2,700               179,226
           Pfizer Inc. .................................................................                 6,500               260,715
                                                                                                                         -----------
                                                                                                                             439,941
                                                                                                                         -----------
      Health Care - Hospital Management - 1.80%
        (a)Health Management Associates, Inc. ..........................................                10,200               211,752
                                                                                                                         -----------

      Health Care - Medical Products / Supplies - 1.64%
           Applera Corporation - Applied Biosystems Group ..............................                 1,900                46,151
           Medtronic, Inc. .............................................................                 2,300               100,050
           Stryker Corporation .........................................................                   900                47,070
                                                                                                                         -----------
                                                                                                                             193,271
                                                                                                                         -----------
      Household Products - Non-durables - 1.92%
           The Proctor & Gamble Company ................................................                 3,100               225,649
                                                                                                                         -----------

      Investment Management - 2.05%
           T. Rowe Price Group Inc. ....................................................                 8,225               240,992
                                                                                                                         -----------

      Investments Banking / Brokerage - 0.52%
           Merrill Lynch & Company .....................................................                 1,500                60,900
                                                                                                                         -----------

      Leisure Time - 1.84%
           Harley-Davidson, Inc. .......................................................                 5,350               216,675
                                                                                                                         -----------



                                                                                                                         (Continued)
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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Lodging - Hotels - 1.87%
           Carnival Corporation ....................................................                  10,000             $   220,200
                                                                                                                         -----------

      Manufacturing - Diversified - 1.02%
           Illinois Tool Works Inc. ................................................                   2,225                 120,395
                                                                                                                         -----------

      Oil & Gas - Drilling & Equipment - 1.39%
           Schlumberger Limited ....................................................                   3,600                 164,232
                                                                                                                         -----------

      Power Producers - 2.00%
        (a)AES Corporation .........................................................                     986                  12,532
        (a)Calpine Corporation .....................................................                   9,800                 223,538
                                                                                                                         -----------
                                                                                                                             236,070
                                                                                                                         -----------
      Retail - Building Supplies - 4.61%
           Fastenal Company ........................................................                   4,150                 236,467
           The Home Depot, Inc. ....................................................                   8,000                 306,960
                                                                                                                         -----------
                                                                                                                             543,427
                                                                                                                         -----------
      Retail - Department Stores - 1.43%
        (a)Kohl's Corporation ......................................................                   3,500                 168,000
                                                                                                                         -----------

      Retail - Food - 2.09%
        (a)Safeway, Inc. ...........................................................                   6,200                 246,264
                                                                                                                         -----------

      Retail - General Merchandise Chain - 1.98%
           Wal-Mart Stores, Inc. ...................................................                   4,700                 232,650
                                                                                                                         -----------

      Retail - Specialty Apparel - 1.84%
           The TJX Companies, Inc. .................................................                   6,600                 217,140
                                                                                                                         -----------

      Retail - Specialty Line - 0.86%
           Tiffany & Co. ...........................................................                   4,700                 101,755
                                                                                                                         -----------

      Services - Employment - 0.49%
        (a)Robert Half International Inc. ..........................................                   2,900                  58,029
                                                                                                                         -----------

      Telephone - 0.79%
        (a)Amdocs Limited ..........................................................                   3,500                  93,275
                                                                                                                         -----------

           Total Common Stocks (Cost $9,700,422) ...........................................................               8,605,092
                                                                                                                         -----------



                                                                                                                         (Continued)
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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Interest            Maturity                Value
                                                            Principal             Rate                Date                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 5.72%

      United States Treasury Note .......................   $ 20,000             8.000%             11/15/21             $    26,219
      United States Treasury Note .......................     90,000             6.375%             08/15/02                  93,030
      United States Treasury Note .......................     20,000             6.250%             08/15/23                  21,941
      United States Treasury Note .......................    100,000             7.500%             02/15/05                 112,578
      Federal Home Loan Bank ............................    100,000             0.000%             07/14/17                  29,342
      Federal Home Loan Bank ............................    100,000             5.330%             05/05/04                 104,532
      Federal National Mortgage Association .............    115,000             6.800%             01/10/03                 120,845
      Federal Home Loan Mortgage Company ................    155,000             5.950%             01/19/06                 165,266
                                                                                                                         -----------

           Total U.S. Government Obligations (Cost $637,497) ...............................................                 673,753
                                                                                                                         -----------

CORPORATE OBLIGATIONS - 21.64%

      Alabama Power Co. .................................     35,000             7.750%             02/01/23                  36,057
      AT&T Corporation ..................................     75,000             5.625%             03/15/04                  76,890
      Boston Edison Company .............................     60,000             7.800%             05/15/10                  65,540
      Chesapeake & Potomac Telephone of Virginia ........     90,000             7.250%             06/01/12                  90,788
      Coca-Cola Co. .....................................    200,000             5.750%             03/15/11                 202,720
      Dow Chemical ......................................    170,000             7.375%             11/01/29                 180,532
      Dow Chemical Capital Debentures ...................     15,000             9.200%             06/01/10                  18,285
      El Paso Energy ....................................    200,000             6.950%             12/15/07                 204,585
      Enron Corporation .................................    200,000             7.625%             09/10/04                 212,246
      Ford Motor Company ................................    170,000             6.375%             02/01/29                 140,388
      ITT Corporation ...................................     95,000             7.375%             11/15/15                  79,531
      J.P. Morgan Chase & Co. ...........................     45,000             6.500%             08/01/05                  45,956
      Merrill Lynch & Co. ...............................    160,000             7.150%             07/30/12                 168,863
      Monsanto Co. ......................................     95,000             6.210%             02/05/08                  98,802
      Nalco Chemical ....................................     50,000             6.250%             05/15/08                  52,032
      Nationsbank Corp. .................................     15,000             6.875%             02/15/05                  15,991
      Procter & Gamble ..................................    100,000             6.600%             12/15/04                 107,150
      R.J. Reynolds Tobacco Holdings, Inc. ..............     30,000             8.750%             04/15/04                  31,275
      Rouse Company .....................................     35,000             8.500%             01/15/03                  36,506
      Safeway, Inc. .....................................    170,000             6.150%             03/01/06                 177,526
      Sears Roebuck Acceptance ..........................    170,000             7.000%             02/01/11                 168,943
      Time Warner Inc. ..................................     35,000             9.150%             02/01/23                  38,675
      U.S.F. & G. Corporation ...........................     90,000             7.125%             06/01/05                  96,455
      Wachovia Corp. ....................................    100,000             7.450%             07/15/05                 108,929
      Wal-Mart Stores, Inc. .............................     80,000             8.070%             12/21/12                  94,118
                                                                                                                         -----------

           Total Corporate Obligations (Cost $2,483,204) ...................................................               2,548,783
                                                                                                                         -----------




                                                                                                                         (Continued)
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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.33%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares ..................................               38,588              $    38,588
           (Cost $38,588)                                                                                               -----------


Total Value of Investments (Cost $12,859,711 (b)) ...................................               100.77 %            $11,866,216
Liabilities In Excess of Other Assets ...............................................                (0.77)%                (90,487)
                                                                                                    ------              -----------
      Net Assets ....................................................................               100.00 %            $11,775,729
                                                                                                    ======              ===========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................              $ 1,043,924
           Unrealized depreciation .......................................................................               (2,037,419)
                                                                                                                        -----------

                      Net unrealized depreciation ........................................................              $  (993,495)
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt





















See accompanying notes to financial statements

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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2001
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $12,859,711) ........................................................                $ 11,866,216
      Income receivable ...............................................................................                      53,049
      Receivable for investments sold .................................................................                     156,030
      Receivable for fund shares sold .................................................................                       6,679
                                                                                                                       ------------

           Total assets ...............................................................................                  12,081,974
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      10,684
      Payable for investment purchases ................................................................                     295,060
      Other liabilities ...............................................................................                         501
                                                                                                                       ------------

           Total liabilities ..........................................................................                     306,245
                                                                                                                       ------------

NET ASSETS
      (applicable to 855,916 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 11,775,729
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($11,775,729 / 855,916 shares) ..................................................................                $      13.76
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 13,249,696
      Undistributed net investment income .............................................................                       2,992
      Accumulated net realized loss on investments ....................................................                    (483,464)
      Net unrealized depreciation on investments ......................................................                    (993,495)
                                                                                                                       ------------
                                                                                                                       $ 11,775,729
                                                                                                                       ============


















See accompanying notes to financial statements

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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2001
                                                             (Unaudited)


NET INVESTMENT INCOME

      Income
           Interest .....................................................................................               $   102,057
           Dividends ....................................................................................                    48,317
                                                                                                                        -----------

               Total income .............................................................................                   150,374
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    43,809
           Fund administration fees (note 2) ............................................................                    11,795
           Custody fees .................................................................................                     5,360
           Registration and filing administration fees (note 2) .........................................                     2,155
           Fund accounting fees (note 2) ................................................................                    14,174
           Audit fees ...................................................................................                     7,019
           Legal fees ...................................................................................                     3,331
           Securities pricing fees ......................................................................                     4,290
           Shareholder recordkeeping fees ...............................................................                     9,000
           Other accounting fees (note 2) ...............................................................                       331
           Shareholder servicing expenses ...............................................................                     2,006
           Registration and filing expenses .............................................................                     4,262
           Printing expenses ............................................................................                     2,006
           Trustee fees and meeting expenses ............................................................                     2,006
           Other operating expenses .....................................................................                     2,507
                                                                                                                        -----------

               Total expenses ...........................................................................                   114,051
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) .......................................                   (33,119)
                                                                                                                        -----------

               Net expenses .............................................................................                    80,932
                                                                                                                        -----------

                    Net investment income ...............................................................                    69,442
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                  (443,304)
      Decrease in unrealized appreciation on investments ................................................                (1,138,241)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (1,581,545)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(1,512,103)
                                                                                                                        ===========






See accompanying notes to financial statements

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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended         Year ended
                                                                                                   September 30,         March 31,
                                                                                                     2001 (a)              2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment income .........................................................           $    69,442          $   135,327
         Net realized (loss) gain from investment transactions .........................              (443,304)              25,385
         Decrease in unrealized appreciation on investments ............................            (1,138,241)          (1,756,809)
                                                                                                   -----------          -----------

              Net decrease in net assets resulting from operations .....................            (1,512,103)          (1,596,097)
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income .........................................................               (68,227)            (136,164)
         Net realized gain from investment transactions ................................                     0             (442,388)
                                                                                                   -----------          -----------

              Decrease in net assets resulting from distributions ......................               (68,227)            (578,552)
                                                                                                   -----------          -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b)               (42,466)           1,294,702
                                                                                                   -----------          -----------

                     Total decrease in net assets ......................................            (1,622,796)            (879,947)

NET ASSETS

     Beginning of period ...............................................................            13,398,525           14,278,472
                                                                                                   -----------          -----------

     End of period (including undistributed net investment income of $2,614 ............           $11,775,729          $13,398,525
                    at March 31, 2001 and $2,992 at September 30, 2001)                            ===========          ===========


(a)  Unaudited.

(b)  A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                    Period ended                              Year ended
                                                               September 30, 2001 (a)                       March 31, 2001

                                                            Shares               Value                Shares               Value
                                                        ----------------------------------------------------------------------------

Shares sold ............................................      17,300          $   274,022               89,795          $ 1,598,104

Shares issued for reinvestment of distributions ........       4,576               67,724               32,611              577,394
                                                         -----------          -----------          -----------          -----------

                                                              21,876              341,746              122,406            2,175,498

Shares redeemed ........................................     (24,038)            (384,212)             (49,067)            (880,796)
                                                         -----------          -----------          -----------          -----------

     Net (decrease) increase ...........................      (2,162)         $   (42,466)              73,339          $ 1,294,702
                                                         ===========          ===========          ===========          ===========

See accompanying notes to financial statements

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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended    Year ended     Year ended     Year ended     Year ended
                                                           September 30,    March 31,      March 31,      March 31,      March 31,
                                                             2001 (a)         2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................  $     15.61    $     18.20    $     17.78    $     16.83    $     13.60

      (Loss) income from investment operations
           Net investment income ........................         0.08           0.16           0.10           0.13           0.17
           Net realized and unrealized (loss) gain
               on investments ...........................        (1.85)         (2.04)          1.34           1.39           4.65
                                                           -----------    -----------    -----------    -----------    -----------
               Total from investment operations .........        (1.77)         (1.88)          1.44           1.52           4.82
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income ........................        (0.08)         (0.16)         (0.10)         (0.13)         (0.17)
           Net realized gain from investment transactions         0.00          (0.55)         (0.92)         (0.44)         (1.42)
                                                           -----------    -----------    -----------    -----------    -----------
               Total distributions ......................        (0.08)         (0.71)         (1.02)         (0.57)         (1.59)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ..........................  $     13.76    $     15.61    $     18.20    $     17.78    $     16.83
                                                           ===========    ===========    ===========    ===========    ===========

Total return ............................................       (11.37)%       (10.69)%         8.22 %         8.99 %        36.19 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period .........................  $11,775,729    $13,398,525    $14,278,472    $ 9,602,904    $ 6,077,737
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.70 %(b)      1.54 %         1.59 %         2.11 %         2.22 %
           After expense reimbursements and waived fees           1.20 %(b)      1.20 %         1.20 %         1.20 %         1.20 %
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees          0.54 %(b)      0.59 %         0.21 %        (0.17)%         0.05 %
           After expense reimbursements and waived fees           1.04 %(b)      0.92 %         0.60 %         0.74 %         1.08 %

      Portfolio turnover rate ...........................        13.21 %        46.05 %        45.01 %        58.38 %        33.54 %


(a) Unaudited.
(b) Annualized.


See accompanying notes to financial statements

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                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Balanced Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a
              Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.




                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

              The Advisor intends to voluntarily waive a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $33,119 ($0.04 per share) for the period ended September 30, 2001.

              The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $3,213,134 and $1,677,065, respectively, for the period ended September 30, 2001.


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.38%

      Communications Equipment - 2.22%
        (a)Nokia Oyj - ADR .......................................................                   15,800              $   248,692
                                                                                                                         -----------

      Computer Software & Services - 4.58%
        (a)Compuware Corporation .................................................                   10,600                   88,298
        (a)Microsoft Corporation .................................................                    5,900                  301,903
        (a)Oracle Corporation ....................................................                    9,800                  123,284
                                                                                                                         -----------
                                                                                                                             513,485
                                                                                                                         -----------
      Computers - Hardware - 3.79%
        (a)Dell Computer Corporation .............................................                    3,400                   63,002
           International Business Machines .......................................                    3,000                  276,900
        (a)Sun Microsystems, Inc. ................................................                   10,300                   85,181
                                                                                                                         -----------
                                                                                                                             425,083
                                                                                                                         -----------
      Computers - Networking - 1.37%
        (a)Cisco Systems, Inc. ...................................................                   12,600                  153,468
                                                                                                                         -----------

      Computers - Peripherals - 0.52%
        (a)EMC Corporation .......................................................                    5,000                   58,750
                                                                                                                         -----------

      Distributors - Food & Health - 3.00%
           Cardinal Health, Inc. .................................................                    4,543                  335,955
                                                                                                                         -----------

      Electrical Equipment - 3.85%
           General Electric Company ..............................................                    9,200                  342,240
        (a)Solectron Corporation .................................................                    7,600                   88,540
                                                                                                                         -----------
                                                                                                                             430,780
                                                                                                                         -----------
      Electric Companies - 2.67%
           Duke Energy Corporation ...............................................                    7,900                  299,015
                                                                                                                         -----------

      Electronics - Components - 2.19%
        (a)Flextronics International, Ltd. .......................................                    8,500                  140,590
        (a)SCI Systems, Inc. .....................................................                    5,800                  104,400
                                                                                                                         -----------
                                                                                                                             244,990
                                                                                                                         -----------
      Electronics - Semiconductor - 5.65%
        (a)Altera Corporation ....................................................                    7,100                  117,079
        (a)Atmel Corporation .....................................................                   21,000                  140,280
        (a)Conexant Systems, Inc. ................................................                    6,400                   53,120
           Intel Corporation .....................................................                    8,000                  163,120
           Texas Instruments Incorporated ........................................                    4,100                  102,418
        (a)Xilinx, Inc. ..........................................................                    2,400                   56,472
                                                                                                                         -----------
                                                                                                                             632,489
                                                                                                                         -----------
      Financial - Banks, Major Regional - 1.50%
           Mellon Financial Corporation ..........................................                    5,200                  168,116
                                                                                                                         -----------

                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Banks, Money Center - 5.25%
           Citigroup Inc. ..............................................................                 8,300           $   336,150
        (a)Concord EFS, Inc. ...........................................................                 2,100               102,795
           J.P. Morgan Chase &  Co. ....................................................                 4,360               148,676
                                                                                                                         -----------
                                                                                                                             587,621
                                                                                                                         -----------
      Financial - Diversified - 2.52%
           USA Education Inc. ..........................................................                 3,400               281,894
                                                                                                                         -----------

      Health Care - Diversified - 4.15%
           Johnson & Johnson ...........................................................                 8,400               464,520
                                                                                                                         -----------

      Health Care - Drugs / Pharmaceuticals - 5.19%
           Merck & Co., Inc. ...........................................................                 3,800               252,244
           Pfizer Inc. .................................................................                 8,200               328,902
                                                                                                                         -----------
                                                                                                                             581,146
                                                                                                                         -----------
      Health Care - Hospital Management - 2.46%
        (a)Health Management Associates, Inc. ..........................................                13,300               276,108
                                                                                                                         -----------

      Health Care - Medical Products & Supplies - 0.48%
           Applera Corporation - Applied Biosystems Group ..............................                 2,200                53,438
                                                                                                                         -----------

      Household Products & Housewares - 2.40%
           The Proctor & Gamble Company ................................................                 3,700               269,323
                                                                                                                         -----------

      Investment Management - 2.64%
           T. Rowe Price Group Inc. ....................................................                10,100               295,930
                                                                                                                         -----------

      Investments Banking / Brokerage - 0.80%
           Merrill Lynch & Company .....................................................                 2,200                89,320
                                                                                                                         -----------

      Leisure Time - 2.57%
           Harley-Davidson, Inc. .......................................................                 7,100               287,550
                                                                                                                         -----------

      Lodging - Hotels - 2.28%
           Carnival Corporation ........................................................                11,620               255,872
                                                                                                                         -----------

      Machine - Diversified - 0.58%
        (a)Applied Materials, Inc. .....................................................                 2,300                65,412
                                                                                                                         -----------

      Manufacturing - Diversified - 1.55%
           Illinois Tool Works Inc. ....................................................                 3,200               173,152
                                                                                                                         -----------



                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Medical - Biotechnology - 1.60%
           Medtronic, Inc. .......................................................                    2,800              $   121,800
           Stryker Corporation ...................................................                    1,100                   57,530
                                                                                                                         -----------
                                                                                                                             179,330
                                                                                                                         -----------
      Oil & Gas - Drilling - 1.63%
           Schlumberger Limited ..................................................                    4,000                  182,480
                                                                                                                         -----------

      Power Producers - 3.04%
        (a)AES Corporation .......................................................                    2,007                   25,509
        (a)Calpine Corporation ...................................................                   13,800                  314,778
                                                                                                                         -----------
                                                                                                                             340,287
                                                                                                                         -----------
      Retail - Building Supplies - 6.17%
           Fastenal Company ......................................................                    5,200                  296,296
           The Home Depot, Inc. ..................................................                   10,300                  395,211
                                                                                                                         -----------
                                                                                                                             691,507
                                                                                                                         -----------
      Retail - Department Stores - 2.06%
        (a)Kohl's Corporation ....................................................                    4,800                  230,400
                                                                                                                         -----------

      Retail - Drug Stores - 1.48%
           Walgreen Company ......................................................                    4,800                  165,264
                                                                                                                         -----------

      Retail - Food - 2.80%
        (a)Safeway, Inc. .........................................................                    7,900                  313,788
                                                                                                                         -----------

      Retail - General Merchandise Chain - 2.74%
           Wal-Mart Stores, Inc. .................................................                    6,200                  306,900
                                                                                                                         -----------

      Retail - Specialty Line - 5.66%
        (a)Staples, Inc. .........................................................                   14,600                  194,472
           Tiffany & Co. .........................................................                    6,800                  147,220
           The TJX Companies, Inc. ...............................................                    8,900                  292,810
                                                                                                                         -----------
                                                                                                                             634,502
                                                                                                                         -----------
      Services - Data Processing - 4.26%
           Equifax Inc. ..........................................................                   10,950                  239,805
        (a)Fiserv, Inc. ..........................................................                    6,950                  237,064
                                                                                                                         -----------
                                                                                                                             476,869
                                                                                                                         -----------
      Services - Employment - 0.66%
        (a)Robert Half International Inc. ........................................                    3,700                   74,037
                                                                                                                         -----------

      Telephone - 1.07%
        (a)Amdocs Limited ........................................................                    4,500                  119,925
                                                                                                                         -----------

           Total Common Stocks (Cost $12,195,725) .........................................................               10,907,398
                                                                                                                         -----------

                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                  Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 8.80%

      Evergreen Money Market Institutional Money ................................                 492,979                $   492,979
           Market Fund Institutional Service Shares
      Evergreen Money Market Treasury Institutional Money .......................                 492,979                    492,979
           Market Fund Institutional Service Shares                                                                      -----------


           Total Investment Companies (Cost $985,958) ...................................................                    985,958
                                                                                                                         -----------


Total Value of Investments (Cost $13,181,683 (b)) ...............................                  106.18 %             $11,893,356
Liabilities In Excess of Other Assets ...........................................                   (6.18)%                (691,890)
                                                                                                   ------               -----------
      Net Assets ................................................................                  100.00 %             $11,201,466
                                                                                                   ======               ===========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ......................................................................               $   967,110
           Unrealized depreciation ......................................................................                (2,255,437)
                                                                                                                        -----------

                      Net unrealized depreciation .......................................................               $(1,288,327)
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt













See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2001
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $13,181,683) ........................................................                $ 11,893,356
      Cash ............................................................................................                     111,431
      Income receivable ...............................................................................                       7,077
      Receivable for investments sold .................................................................                      46,898
      Other asset .....................................................................................                          40
                                                                                                                       ------------

           Total assets ...............................................................................                  12,058,802
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                       1,402
      Payable for investment purchases ................................................................                     853,862
      Other liabilities ...............................................................................                       2,072
                                                                                                                       ------------

           Total liabilities ..........................................................................                     857,336
                                                                                                                       ------------

NET ASSETS
      (applicable to 732,824 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 11,201,466
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($11,201,466 / 732,824 shares) ..................................................................                $      15.29
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 13,107,545
      Accumulated net investment loss .................................................................                     (22,011)
      Accumulated net realized loss on investments ....................................................                    (595,741)
      Net unrealized depreciation on investments ......................................................                  (1,288,327)
                                                                                                                       ------------
                                                                                                                       $ 11,201,466
                                                                                                                       ============

















See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2001
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $    50,724
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    39,391
           Fund administration fees (note 2) ............................................................                    10,605
           Custody fees .................................................................................                     3,970
           Registration and filing administration fees (note 2) .........................................                     2,393
           Fund accounting fees (note 2) ................................................................                    14,106
           Audit fees ...................................................................................                     7,020
           Legal fees ...................................................................................                     3,331
           Securities pricing fees ......................................................................                     2,488
           Shareholder recordkeeping fees ...............................................................                     9,000
           Other accounting fees (note 2) ...............................................................                     1,351
           Shareholder servicing expenses ...............................................................                     2,256
           Registration and filing expenses .............................................................                     4,763
           Printing expenses ............................................................................                     3,259
           Trustee fees and meeting expenses ............................................................                     2,006
           Other operating expenses .....................................................................                     2,507
                                                                                                                        -----------

               Total expenses ...........................................................................                   108,446
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) .......................................                   (35,711)
                                                                                                                        -----------

               Net expenses .............................................................................                    72,735
                                                                                                                        -----------

                    Net investment loss .................................................................                   (22,011)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                  (527,809)
      Decrease in unrealized appreciation on investments ................................................                (1,576,412)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (2,104,221)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(2,126,232)
                                                                                                                        ===========









See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended        Year ended
                                                                                                     September 30,        March 31,
                                                                                                       2001 (a)             2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss .......................................................                 $   (22,011)       $   (42,593)
         Net realized (loss) gain from investment transactions .....................                    (527,809)           134,780
         Decrease in unrealized appreciation on investments ........................                  (1,576,412)        (2,159,647)
                                                                                                     -----------        -----------

              Net decrease in net assets resulting from operations .................                  (2,126,232)        (2,067,460)
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income .....................................................                           0                  0
         Net realized gain from investment transactions ............................                           0           (979,779)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ..................                           0           (979,779)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ......                   2,605,417          3,375,327
                                                                                                     -----------        -----------

                     Total increase in net assets ..................................                     479,185            328,088

NET ASSETS

     Beginning of period ...........................................................                  10,722,281         10,394,193
                                                                                                     -----------        -----------

     End of period .................................................................                 $11,201,466        $10,722,281
                                                                                                     ===========        ===========


(a)  Unaudited.

(b)  A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                        Period ended                           Year ended
                                                                   September 30, 2001 (a)                    March 31, 2001

                                                                  Shares             Value              Shares             Value
                                                         ---------------------------------------------------------------------------

Shares sold ............................................           189,165        $ 3,257,211            147,768        $ 3,299,755

Shares issued for reinvestment of distributions ........                 0                  0             41,642            949,880
                                                               -----------        -----------        -----------        -----------

                                                                   189,165          3,257,211            189,410          4,249,635

Shares redeemed ........................................           (36,095)          (651,794)           (38,095)          (874,308)
                                                               -----------        -----------        -----------        -----------

     Net increase ......................................           153,070        $ 2,605,417            151,315        $ 3,375,327
                                                               ===========        ===========        ===========        ===========


See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended    Year ended     Year ended     Year ended     Year ended
                                                           September 30,    March 31,      March 31,      March 31,      March 31,
                                                             2001 (a)         2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................   $     18.49    $     24.26    $     23.24    $     21.87    $     16.61

      (Loss) income from investment operations
           Net investment loss .........................         (0.03)         (0.07)         (0.09)         (0.08)         (0.03)
           Net realized and unrealized (loss) gain
               on investments ..........................         (3.17)         (3.67)          3.13           2.14           7.31
                                                           -----------    -----------    -----------    -----------    -----------
               Total from investment operations ........         (3.20)         (3.74)          3.04           2.06           7.28
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net realized gain from investment transactions         0.00          (2.03)         (2.02)         (0.69)         (1.98)
           Distributions in excess of net realized gains          0.00           0.00           0.00           0.00          (0.04)
                                                           -----------    -----------    -----------    -----------    -----------
               Total distributions .....................          0.00          (2.03)         (2.02)         (0.69)         (2.02)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .........................   $     15.29    $     18.49    $     24.26    $     23.24    $     21.87
                                                           ===========    ===========    ===========    ===========    ===========

Total return ...........................................        (17.35)%       (16.85)%        13.41 %         9.34 %        44.68 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period ........................   $11,201,466    $10,722,281    $10,394,193    $ 9,822,169    $ 8,149,770
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.80 %(b)      1.75 %         1.75 %         1.88 %         1.98 %
           After expense reimbursements and waived fees           1.20 %(b)      1.20 %         1.20 %         1.20 %         1.20 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (0.96)%(b)     (0.93)%        (0.95)%        (1.07)%        (0.94)%
           After expense reimbursements and waived fees          (0.36)%(b)     (0.37)%        (0.40)%        (0.39)%        (0.16)%

      Portfolio turnover rate ..........................         14.65 %        57.18 %        52.09 %        67.43 %        38.42 %


(a) Unaudited.
(b) Annualized.


See accompanying notes to financial statements


                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Equity Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a
              Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Class Shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class Shares, was authorized. To date, only Institutional Class
              Shares have been issued by the Fund. The Institutional Class Shares are sold without a sales charge and bear no distribution and service fees. The Investor Class Shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $35,711 ($0.06 per share) period ended September 30, 2001.

              The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $4,393,206 and $1,691,743, respectively, for the period ended September 30, 2001.


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 82.72%

      Business Services - 21.28%
        (a)Acxiom Corporation ..................................................                   429,700              $  4,034,883
        (a)Advent Software, Inc. ...............................................                   142,400                 5,290,160
        (a)Catalina Marketing Corporation ......................................                   223,900                 6,269,200
           Fair, Isaac and Company, Incorporated ...............................                   131,100                 6,191,853
        (a)infoUSA Inc. ........................................................                    70,100                   284,606
        (a)Manugistics Group, Inc. .............................................                   583,155                 3,393,962
        (a)Nuance Communications Inc. ..........................................                   139,900                   909,350
        (a)Peregrine Systems, Inc. .............................................                    54,075                   682,967
        (a)Professional Detailing, Inc. ........................................                   107,800                 2,571,030
        (a)QRS Corporation .....................................................                   263,350                 2,212,140
        (a)SPSS Inc. ...........................................................                   196,400                 3,380,044
        (a)SpeechWorks International Inc. ......................................                   151,178                   745,308
        (a)Transaction Systems Architects, Inc. ................................                   367,600                 2,308,528
                                                                                                                        ------------
                                                                                                                          38,274,031
                                                                                                                        ------------
      Consumer Related - 6.59%
        (a)Green Mountain Coffee, Inc. .........................................                    79,297                 1,827,796
        (a)Panera Bread Company ................................................                   130,800                 4,576,692
        (a)Restoration Hardware, Inc. ..........................................                   298,400                   853,424
        (a)The Cheesecake Factory Incorporated .................................                   179,250                 4,293,037
           T. Rowe Price Group Inc. ............................................                    10,400                   304,720
                                                                                                                        ------------
                                                                                                                          11,855,669
                                                                                                                        ------------
      Health Care - Diversified - 22.60%
        (a)Affymetrix, Inc. ....................................................                   192,500                 3,091,550
        (a)BioReliance Corporation .............................................                   124,800                 1,397,760
        (a)Cerner Corporation ..................................................                    43,900                 2,173,050
           Diagnostic Products Corporation .....................................                   244,600                10,327,012
        (a)Dionex Corporation ..................................................                   201,600                 5,084,352
        (a)FEI Company .........................................................                   129,700                 2,820,975
        (a)Gene Logic Inc. .....................................................                   297,500                 3,915,100
        (a)Human Genome Sciences, Inc. .........................................                    45,800                 1,411,098
        (a)Incyte Genomics, Inc. ...............................................                   138,900                 1,897,374
        (a)Pharmacopeia, Inc. ..................................................                   292,853                 3,795,375
        (a)Techne Corporation ..................................................                   161,200                 4,744,116
                                                                                                                        ------------
                                                                                                                          40,657,762
                                                                                                                        ------------
      Industrial Products - 3.55%
        (a)Cognex Corporation ..................................................                   220,100                 4,318,362
        (a)Flow International Corporation ......................................                   150,300                 1,454,904
        (a)Symyx Technologies ..................................................                    41,047                   605,443
                                                                                                                        ------------
                                                                                                                           6,378,709
                                                                                                                        ------------


                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Information / Knowledge - 18.68%
        (a)American Software, Inc. .....................................................               150,300          $    192,384
        (a)Concord Communications, Inc. ................................................               576,200             5,128,180
        (a)Datastream Systems, Inc. ....................................................               553,500             1,660,500
        (a)Dendrite International, Inc. ................................................               307,050             2,437,977
        (a)Hyperion Solutions Corporation ..............................................                79,210             1,058,246
        (a)Landmark Systems Corporation ................................................               386,581               773,162
        (a)Manhattan Associates, Inc. ..................................................               207,800             3,524,288
        (a)Medialink Worldwide Incorporated ............................................               193,800               823,650
        (a)Molecular Devices Corporation ...............................................               162,400             3,027,136
        (a)NetScout Systems, Inc. ......................................................               510,700             2,170,475
        (a)RadiSys Corporation .........................................................               197,300             2,367,600
        (a)The BISYS Group, Inc. .......................................................                96,900             5,137,638
        (a)Tollgrade Communications, Inc. ..............................................               172,600             3,313,920
        (a)Tripos, Inc. ................................................................               114,800             1,975,708
                                                                                                                        ------------
                                                                                                                          33,590,864
                                                                                                                        ------------
      Miscellaneous - 0.29%
        (a)Koala Corporation ...........................................................                58,979                60,748
           Post Properties, Inc. .......................................................                12,200               452,376
                                                                                                                        ------------
                                                                                                                             513,124
                                                                                                                        ------------
      Pharmaceuticals - 9.73%
        (a)aaiPharma Inc. ..............................................................               360,291             6,124,947
        (a)Albany Molecular Research, Inc. .............................................               137,400             3,411,642
        (a)Kendle International Inc. ...................................................               163,500             3,227,490
        (a)King Pharmaceuticals, Inc. ..................................................               112,990             4,739,931
                                                                                                                        ------------
                                                                                                                          17,504,010
                                                                                                                        ------------

           Total Common Stocks (Cost $172,887,346) ...........................................................           148,774,169
                                                                                                                        ------------

                                                                                                  -------------
                                                                                                    Principal
                                                                                                  -------------
COMMERCIAL PAPER - 9.31%

           American Express Credit Corp. - 2.42%, due 10/04/01 .........................           $ 6,559,000             6,559,000
           General Electric Credit Corp. - 2.25%, due 10/02/01 .........................             6,000,000             6,000,000
           Salomon Smith Barney Holdings, Inc. - 2.45%, due 10/09/01 ...................             4,182,000             4,179,723
                                                                                                                        ------------

           Total Commercial Paper (Cost $16,738,723) .........................................................            16,738,723
                                                                                                                        ------------






                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                 Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 8.82%

      Evergreen Money Market Institutional Money ..................................             7,929,938              $  7,929,938
           Market Fund Institutional Service Shares
      Evergreen Money Market Treasury Institutional Money .........................             7,929,939                 7,929,939
           Market Fund Institutional Service Shares                                                                    ------------

           Total Investment Companies (Cost $15,859,877) ................................................                15,859,877
                                                                                                                       ------------


Total Value of Investments (Cost $205,485,946 (b)) ................................                100.85 %            $181,372,769
Liabilities In Excess of Other Assets .............................................                 (0.85)%              (1,527,429)
                                                                                                   ------              ------------
      Net Assets ..................................................................                100.00 %            $179,845,340
                                                                                                   ======              ============




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ......................................................................              $ 24,936,688
           Unrealized depreciation ......................................................................               (49,049,865)
                                                                                                                       ------------

                      Net unrealized depreciation .......................................................              $(24,113,177)
                                                                                                                       ============
















See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2001
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $205,485,946) ......................................................                $ 181,372,769
      Cash ...........................................................................................                      132,875
      Income receivable ..............................................................................                       69,439
      Receivable for investments sold ................................................................                       82,104
      Receivable for fund shares sold ................................................................                    2,559,352
                                                                                                                      -------------

           Total assets ..............................................................................                  184,216,539
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                        7,817
      Payable for investment purchases ...............................................................                    3,737,830
      Payable for fund shares redeemed ...............................................................                      589,929
      Other liabilities ..............................................................................                       35,623
                                                                                                                      -------------

           Total liabilities .........................................................................                    4,371,199
                                                                                                                      -------------

NET ASSETS
      (applicable to 7,101,611 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                $ 179,845,340
                                                                                                                      =============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($179,845,340 / 7,101,611 shares) ..............................................................                $       25.32
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 202,110,132
      Accumulated net investment loss ................................................................                     (561,919)
      Undistributed net realized gain on investments .................................................                    2,410,304
      Net unrealized depreciation on investments .....................................................                  (24,113,177)
                                                                                                                      -------------

                                                                                                                      $ 179,845,340
                                                                                                                      =============














See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2001
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Interest ....................................................................................               $    232,710
           Dividends ...................................................................................                    397,160
           Miscellaneous ...............................................................................                        225
                                                                                                                       ------------

               Total income ............................................................................                    630,095
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                    954,814
           Fund administration fees (note 2) ...........................................................                    133,084
           Custody fees ................................................................................                     22,121
           Registration and filing administration fees (note 2) ........................................                      4,069
           Fund accounting fees (note 2) ...............................................................                     23,048
           Audit fees ..................................................................................                      7,019
           Legal fees ..................................................................................                      3,331
           Securities pricing fees .....................................................................                      2,262
           Shareholder recordkeeping fees ..............................................................                      9,000
           Shareholder servicing expenses ..............................................................                      3,758
           Registration and filing expenses ............................................................                     10,026
           Printing expenses ...........................................................................                     12,466
           Trustee fees and meeting expenses ...........................................................                      2,006
           Other operating expenses ....................................................................                      5,010
                                                                                                                       ------------

               Total expenses ..........................................................................                  1,192,014
                                                                                                                       ------------

                    Net investment loss ................................................................                   (561,919)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ...................................................                  2,985,990
      Increase in unrealized depreciation on investments ...............................................                (21,234,736)
                                                                                                                       ------------

           Net realized and unrealized loss on investments .............................................                (18,248,746)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ....................................               $(18,810,665)
                                                                                                                       ============










See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended        Year ended
                                                                                                   September 30,        March 31,
                                                                                                     2001 (a)             2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ....................................................                  $    (561,919)     $    (209,130)
         Net realized gain from investment transactions .........................                      2,985,990            212,134
         Increase in unrealized depreciation on investments .....................                    (21,234,736)       (19,699,907)
                                                                                                   -------------      -------------

              Net decrease in net assets resulting from operations ..............                    (18,810,665)       (19,696,903)
                                                                                                   -------------      -------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................                              0         (3,819,069)
                                                                                                   -------------      -------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ...                     59,973,837        101,178,507
                                                                                                   -------------      -------------

                     Total increase in net assets ...............................                     41,163,172         77,662,535

NET ASSETS

     Beginning of period ........................................................                    138,682,168         61,019,633
                                                                                                   -------------      -------------

     End of period ..............................................................                  $ 179,845,340      $ 138,682,168
                                                                                                   =============      =============


(a)  Unaudited.

(b)  A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                       Period ended                           Year ended
                                                                  September 30, 2001 (a)                    March 31, 2001

                                                                 Shares             Value              Shares             Value
                                                         ---------------------------------------------------------------------------

Shares sold ............................................         3,476,643      $ 103,754,355          3,842,321      $ 119,213,086

Shares issued for reinvestment of distributions ........                 0                  0            119,386          3,654,372
                                                             -------------      -------------      -------------      -------------

                                                                 3,476,643        103,754,355          3,961,707        122,867,458

Shares redeemed ........................................        (1,482,624)       (43,780,518)          (735,875)       (21,688,951)
                                                             -------------      -------------      -------------      -------------

     Net increase ......................................         1,994,019      $  59,973,837          3,225,832      $ 101,178,507
                                                             =============      =============      =============      =============




See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended     Year ended      Year ended      Year ended      Year ended
                                                       September 30,     March 31,       March 31,       March 31,       March 31,
                                                         2001 (a)          2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..............   $      27.15    $      32.43    $      19.48    $      21.02    $      15.01

      (Loss) income from investment operations
           Net investment loss ....................          (0.08)          (0.04)          (0.18)          (0.12)          (0.11)
           Net realized and unrealized (loss) gain
               on investments .....................          (1.75)          (3.43)          15.25           (1.19)           6.36
                                                      ------------    ------------    ------------    ------------    ------------

               Total from investment operations ...          (1.83)          (3.47)          15.07           (1.31)           6.25
                                                      ------------    ------------    ------------    ------------    ------------

      Distributions to shareholders from
           Net realized gain from investment
               transactions .......................           0.00           (1.81)          (2.12)          (0.23)          (0.24)
                                                      ------------    ------------    ------------    ------------    ------------

Net asset value, end of period ....................   $      25.32    $      27.15    $      32.43    $      19.48    $      21.02
                                                      ============    ============    ============    ============    ============

Total return ......................................          (6.70)%        (11.29)%         78.85 %         (6.27)%         41.84 %
                                                      ============    ============    ============    ============    ============

Ratios/supplemental data
      Net assets, end of period ...................   $179,845,340    $138,682,168    $ 61,019,633    $ 24,077,585    $ 11,565,944
                                                      ============    ============    ============    ============    ============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees      1.25 %(b)       1.35 %          1.48 %          1.85 %          2.05 %
           After expense reimbursements and waived fees       1.25 %(b)       1.35 %          1.43 %          1.50 %          1.50 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees     (0.60)%(b)      (0.23)%         (0.99)%         (1.33)%         (1.23)%
           After expense reimbursements and waived fees      (0.60)%(b)      (0.23)%         (0.94)%         (0.98)%         (0.68)%

      Portfolio turnover rate ..........................      5.06 %          7.57 %         28.26 %         29.45 %         11.64 %


(a) Unaudited.
(b) Annualized.


See accompanying notes to financial statements


                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Small Company Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a
              Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Fund began operations on July 23, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was re-designated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

              The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $55,607,647 and $8,502,778, respectively, for the period ended September 30, 2001.


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 92.72%

      Australian Equities - 3.82%
           Goodman Fielder Limited ...............................................                   81,200               $   53,992
           National Australia Bank Limited .......................................                    5,200                   65,720
           Westpac Banking Corporation Limited ...................................                   12,600                   82,477
                                                                                                                          ----------
                                                                                                                             202,189
                                                                                                                          ----------
      Belgium Equity - 1.73%
           Dexia .................................................................                    6,020                   91,503
                                                                                                                          ----------

      Bermuda Equities - 1.62%
           Ace Limited ...........................................................                    1,250                   35,938
           XL Capital Ltd. - Class A .............................................                      630                   49,770
                                                                                                                          ----------
                                                                                                                              85,708
                                                                                                                          ----------
      Brazilian Equities - 1.37%
        (a)America Online Latin America, Inc. ....................................                   10,700                   35,203
        (a)Petroleo Brasileiro S.A. - ADR ........................................                    1,950                   37,440
                                                                                                                          ----------
                                                                                                                              72,643
                                                                                                                          ----------
      British Equities - 10.50%
           Amvescap Plc ..........................................................                    5,500                   60,674
           Enterprise Oil plc ....................................................                    5,400                   41,060
           J Sainsbury plc .......................................................                   10,049                   53,721
           Man Group plc .........................................................                    5,000                   64,423
           Morgan Crucible Company plc ...........................................                   18,000                   49,625
           Rolls-Royce plc .......................................................                   28,200                   54,401
           Royal Bank of Scotland ................................................                    4,100                   90,506
        (a)Shire Pharmaceuticals Group PLC .......................................                    5,500                   74,564
           United Business Media plc .............................................                    9,738                   54,243
           United Business Media plc - B shares ..................................                    3,700                   13,195
                                                                                                                          ----------
                                                                                                                             556,412
                                                                                                                          ----------
      Canadian Equities - 4.78%
           JDS Uniphase Canada Ltd. ..............................................                   11,900                   75,208
           Nortel Networks Corporation ...........................................                   15,400                   86,394
           Royal Bank of Canada ..................................................                    3,000                   91,500
                                                                                                                          ----------
                                                                                                                             253,102
                                                                                                                          ----------
      Chinese Equity - 0.74%
        (a)AsiaInfo Holdings, Inc. ...............................................                    3,300                   39,237
                                                                                                                          ----------

      Danish Equity - 1.60%
        (a)Danske Bank ...........................................................                    5,400                   84,624
                                                                                                                          ----------

      Finnish Equity - 1.28%
           Nokia Oyj .............................................................                    4,300                   67,682
                                                                                                                          ----------



                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      French Equities - 5.51%
           Alcatel ...................................................................                  6,400             $   73,571
           Alstom ....................................................................                  3,300                 50,400
           Aventis S. A ..............................................................                  1,200                 90,980
           Pechiney SA ...............................................................                    800                 30,217
           Scor ......................................................................                  1,450                 46,851
                                                                                                                          ----------
                                                                                                                             292,019
                                                                                                                          ----------
      German Equities - 2.72%
           ProSieben Sat.1 Media AG ..................................................                  8,440                 39,561
           Rhoen-Klinikum AG .........................................................                  2,500                104,669
                                                                                                                          ----------
                                                                                                                             144,230
                                                                                                                          ----------
      Hong Kong Equity - 1.25%
           Esprit Holdings Limited ...................................................                 70,000                 66,412
                                                                                                                          ----------

      Hungarian Equity - 1.12%
           Magyar Tavkozlesi Rt - ADR ................................................                  4,400                 59,444
                                                                                                                          ----------

      Indian Equity - 0.62%
        (a)Videsh Sanchar Nigam Ltd. - ADR ...........................................                  3,450                 32,706
                                                                                                                          ----------

      Isralian Equities - 4.36%
           Check Point Software Technologies, Ltd. ...................................                  2,900                 63,858
        (a)Partner Communications Company Ltd. - ADR .................................                 15,700                 70,493
           Teva Pharmaceutical Industries Ltd. - ADR .................................                  1,600                 96,720
                                                                                                                          ----------
                                                                                                                             231,071
                                                                                                                          ----------
      Japanese Equities - 12.71%
           Autobacs Seven Co., Ltd. ..................................................                  3,300                 85,557
           Coca-Cola West Japan Company Limited ......................................                  6,100                127,795
           Daito Trust Construction Co., Ltd. ........................................                  7,400                119,135
           Futaba Corporation ........................................................                  3,600                 92,732
           Hisamitsu Pharmaceutical Company ..........................................                  5,000                 82,797
        (a)House Foods Corporation ...................................................                  8,000                 86,911
        (a)Ono Pharmaceutical Co., Ltd. ..............................................                  2,500                 78,406
                                                                                                                          ----------
                                                                                                                             673,333
                                                                                                                          ----------
      Korean Equity - 1.00%
        (a)Korea Telecom Corporation - ADR ...........................................                  2,900                 53,041
                                                                                                                          ----------

      Luxembourg Equity - 1.66%
           Societe Europeene des Satellites ..........................................                    800                 88,104
                                                                                                                          ----------





                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Mexican Equities - 2.38%
           Fomento Economico Mexicano, S.A. de C.V. - ADR ..............................                 1,800            $   51,246
        (a)Wal-Mart de Mexico SA de CV .................................................                35,800                74,881
                                                                                                                          ----------
                                                                                                                             126,127
                                                                                                                          ----------
      Netherland Equities - 10.67%
           ABN AMRO Holding NV .........................................................                 5,016                82,678
           Akzo Nobel N.V ..............................................................                 3,000               122,299
           Buhrmann NV .................................................................                 7,348                43,405
           DSM NV ......................................................................                 2,300                68,768
        (a)Fox Kids Europe NV ..........................................................                 7,900                93,474
           Koninklijke (Royal) Philips Electronics N.V .................................                 3,776                73,204
           Vedior NV ...................................................................                 8,600                81,405
                                                                                                                          ----------
                                                                                                                             565,233
                                                                                                                          ----------
      New Zealand Equity - 1.42%
           Telecom Corporation of New Zealand Limited ..................................                41,900                75,343
                                                                                                                          ----------

      Norwegian Equity - 0.72%
           Storebrand ASA ..............................................................                 6,500                38,067
                                                                                                                          ----------

      Portugal Equity - 2.53%
           Portugal Telecom SA - rights attached .......................................                18,466               134,121
                                                                                                                          ----------

      Singapore Equities - 2.62%
        (a)Creative Technology Limited .................................................                 8,000                38,743
           Flextronics International Ltd. ..............................................                 4,200                69,468
        (a)ST Assembly Test Services Limited ...........................................                 5,000                30,750
                                                                                                                          ----------
                                                                                                                             138,961
                                                                                                                          ----------
      Spanish Equities - 7.07%
           Endesa S.A ..................................................................                 5,900                91,558
           Repsol YPF, S.A .............................................................                 5,500                79,094
        (a)Telefonica, S.A .............................................................                 2,496                84,739
           Telefonica Publicidad e Informacion, S.A ....................................                13,300                42,368
           Union Electrica Fenosa, S.A .................................................                 5,200                76,909
                                                                                                                          ----------
                                                                                                                             374,668
                                                                                                                          ----------
      Swedish Equities - 1.54%
           Nordea AB ...................................................................                 2,540                12,594
           Nordea AB ...................................................................                14,200                69,139
                                                                                                                          ----------
                                                                                                                              81,733
                                                                                                                          ----------




                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Swiss Equities - 5.38%
        (a)ABB Ltd. ..................................................................                  8,912             $   63,806
        (a)Distefora Holding AG ......................................................                  1,516                 56,141
           Swisscom AG ...............................................................                    355                 99,914
           Zurich Financial Services AG ..............................................                    321                 65,480
                                                                                                                          ----------
                                                                                                                             285,341
                                                                                                                          ----------

           Total Common Stocks (Cost $6,237,089) ............................................................              4,913,054
                                                                                                                          ----------

INVESTMENT COMPANIES - 7.27%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ..................................                283,776                283,776
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ..................................                101,564                101,564
                                                                                                                          ----------

           Total Investment Companies (Cost $385,340) .......................................................                385,340
                                                                                                                          ----------


Total Value of Investments (Cost $6,622,429 (b)) .....................................                  99.99 %           $5,298,394
Other Assets Less Liabilities ........................................................                   0.01 %                  638
                                                                                                       ------             ----------
      Net Assets .....................................................................                 100.00 %           $5,299,032
                                                                                                       ======             ==========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ..........................................................................           $   166,912
           Unrealized depreciation ..........................................................................            (1,490,947)
                                                                                                                        -----------

                      Net unrealized depreciation ...........................................................           $(1,324,035)
                                                                                                                        ===========


      The following acronyms and abbreviations are used in this portfolio:

           AB - Aktiebolag (Swedish)             PLC - Public Limited Company (British)
           ADR - American Depository Receipt     SA - Socieded Anonima (Spanish)
           AG - Aktiengesellschaft (German)      SA - Societe Anonyme (French)
           NV - Naamloze Vennootschap (Dutch)






See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2001
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $6,622,429) ...............................................................           $ 5,298,394
      Income receivable (cost $6,074) .......................................................................                 6,114
      Receivable for investments sold .......................................................................                21,769
      Other assets ..........................................................................................                   996
      Due from advisor (note 2) .............................................................................                 3,116
                                                                                                                        -----------

           Total assets .....................................................................................             5,330,389
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ......................................................................................                10,244
      Payable for investment purchases ......................................................................                20,250
      Other liabilities .....................................................................................                   863
                                                                                                                        -----------

           Total liabilities ................................................................................                31,357
                                                                                                                        -----------

NET ASSETS
      (applicable to 655,732 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...............................................           $ 5,299,032
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($5,299,032 / 655,732 shares) .........................................................................           $      8.08
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................           $ 6,755,395
      Undistributed net investment income ...................................................................                12,315
      Accumulated net realized loss on investments and foreign currency transactions ........................              (144,683)
      Net unrealized depreciation on investments and translation of assets
           and liabilities in foreign currencies ............................................................            (1,323,995)
                                                                                                                        -----------
                                                                                                                        $ 5,299,032
                                                                                                                        ===========












See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2001
                                                             (Unaudited)


NET INVESTMENT INCOME

      Income
           Dividends (net of withholding taxes of $14,834) ...................................................          $    59,334
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .................................................................               22,973
           Fund administration fees (note 2) .................................................................                4,020
           Custody fees ......................................................................................                3,510
           Registration and filing administration fees (note 2) ..............................................                  957
           Fund accounting fees (note 2) .....................................................................               13,500
           Audit fees ........................................................................................                7,019
           Legal fees ........................................................................................                3,331
           Securities pricing fees ...........................................................................                8,427
           Shareholder servicing fees ........................................................................                  230
           Shareholder recordkeeping fees ....................................................................                9,000
           Other accounting fees (note 2) ....................................................................                7,977
           Shareholder servicing expenses ....................................................................                1,252
           Registration and filing expenses ..................................................................                3,510
           Printing expenses .................................................................................                1,002
           Trustee fees and meeting expenses .................................................................                2,006
           Other operating expenses ..........................................................................                1,755
                                                                                                                        -----------

               Total expenses ................................................................................               90,469
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) ..........................................................              (21,505)
                    Investment advisory fees waived (note 2) .................................................              (22,973)
                                                                                                                        -----------

               Net expenses ..................................................................................               45,991
                                                                                                                        -----------

                    Net investment income ....................................................................               13,343
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions and foreign currency translations .......................              (78,807)
      Increase in unrealized depreciation on investments and translation of assets ...........................           (1,105,486)
           and liabilities in foreign currencies                                                                         -----------


           Net realized and unrealized loss on investments ...................................................           (1,184,293)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ..........................................          $(1,170,950)
                                                                                                                        ===========





See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended        Year ended
                                                                                                     September 30,        March 31,
                                                                                                       2001 (a)             2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income .............................................................         $    13,343        $     7,494
         Net realized loss from investment transactions ....................................             (78,807)           (69,087)
         Increase in unrealized depreciation on investments
              and translation of assets and liabilities in foreign currencies ..............          (1,105,486)          (421,631)
                                                                                                     -----------        -----------

              Net decrease in net assets resulting from operations .........................          (1,170,950)          (483,224)
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income .............................................................                   0             (5,143)
         Net realized gain from investment transactions ....................................                   0            (44,714)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ..........................                   0            (49,857)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ..............           3,770,937          1,584,589
                                                                                                     -----------        -----------

                     Total increase in net assets ..........................................           2,599,987          1,051,508

NET ASSETS

     Beginning of period ..................                                                            2,699,045          1,647,537
                                                                                                     -----------        -----------

     End of period (including $12,315 in undistributed net .................................         $ 5,299,032        $ 2,699,045
                    investment income at September 30, 2001)                                         ===========        ===========


(a) Unaudited.
(b) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                        Period ended                           Year ended
                                                                   September 30, 2001 (a)                    March 31, 2001

                                                                  Shares             Value              Shares             Value
                                                        ----------------------------------------------------------------------------

Shares sold ............................................           379,292        $ 3,785,920            142,306        $ 1,621,001

Shares issued for reinvestment of distributions ........                 0                  0              4,427             49,574
                                                               -----------        -----------        -----------        -----------

                                                                   379,292          3,785,920            146,733          1,670,575

Shares redeemed ........................................            (1,493)           (14,983)            (8,088)           (85,986)
                                                               -----------        -----------        -----------        -----------

     Net increase ......................................           377,799        $ 3,770,937            138,645        $ 1,584,589
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)



------------------------------------------------------------------------------------------------------------------------------------
                                                                        Period ended           Year ended            Period ended
                                                                        September 30,           March 31,              March 31,
                                                                          2001 (a)                2001                 2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................       $      9.71           $     11.83           $     10.00

      (Loss) income from investment operations
           Net investment income ................................              0.02                  0.03                  0.02
           Net realized and unrealized (loss) gain on investments and translation of assets and liabilities in
               foreign currencies ...............................             (1.65)                (1.83)                 1.83
                                                                        -----------           -----------           -----------

               Total from investment operations .................             (1.63)                (1.80)                 1.85
                                                                        -----------           -----------           -----------

      Distributions to shareholders from
           Net investment income ................................              0.00                 (0.02)                (0.02)
           Net realized gain from investment transactions .......              0.00                 (0.30)                 0.00
                                                                        -----------           -----------           -----------

               Total distributions ..............................              0.00                 (0.32)                (0.02)
                                                                        -----------           -----------           -----------

Net asset value, end of period ..................................       $      8.08           $      9.71           $     11.83
                                                                        ===========           ===========           ===========

Total return ....................................................            (16.79)%              (15.67)%               18.56 %
                                                                        ===========           ===========           ===========

Ratios/supplemental data
      Net assets, end of period .................................       $ 5,299,032           $ 2,699,045           $ 1,647,537
                                                                        ===========           ===========           ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........              3.93 %(c)             6.26 %                9.23 %(c)
           After expense reimbursements and waived fees .........              2.00 %(c)             2.00 %                2.00 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........             (1.36)%(c)            (3.95)%               (7.11)%(c)
           After expense reimbursements and waived fees .........              0.58 %(c)             0.30 %                0.12 %(c)

      Portfolio turnover rate ...................................              7.62 %               14.85 %               23.61 %


(a) Unaudited.

(b) For the period from May 28, 1999 (commencement of operations to March 31, 2000).

(c) Annualized.






See accompanying notes to financial statements


             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management International Equity Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in foreign countries. The Fund began operations on May 28, 1999. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    The Fund has a capital loss carryforward for federal income tax purposes of $38,628 of which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforward has been offset or expires.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund will make a determination each year as to the distribution of its net investment income, if any, and of its realized capital gains, if any, based upon tax considerations both at the Fund level, and the tax considerations of its shareholders. There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



              F. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

                    The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

                    Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% on the first $100 million of the average daily net assets of the Fund and 0.75% of the average daily net assets over $100 million.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $22,973 ($0.05 per share) and has voluntarily agreed to reimburse $21,505 of the Fund's operating expenses for the period ended September 30, 2001.

              The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services, plus 0.01% of annual average net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration fees shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.





                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $3,868,079 and $383,439, respectively, for the period ended September 30, 2001.





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





The Brown Capital Management
Mutual Funds are a series of the
Nottingham Investment Trust II










For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       Brown Capital Management
116 South Franklin Street                     1201 North Calvert Street
Post Office Drawer 4365                       Baltimore, Maryland 21202
Rocky Mount, North Carolina 27802-0069

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-877-892-4BCM, 1-877-892-4226

World Wide Web @:                             World Wide Web @:

ncfunds.com                                   browncapital.com











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